Quarterly Holdings Report
for
Fidelity® Value Fund
July 31, 2025
VAL-NPRT3-0925
1.804828.121
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.5%
Materials - 0.5%
Chemicals - 0.5%
Syensqo SA	459,200	36,661,771
CANADA - 5.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	836,000	42,228,378
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd	1,150,200	36,408,611
Cenovus Energy Inc	2,594,381	39,488,666
Imperial Oil Ltd	549,000	45,775,094
Imperial Oil Ltd (United States)	124,500	10,392,015
MEG Energy Corp	668,100	13,168,166
Secure Waste Infrastructure Corp	3,556,100	38,856,347
South Bow Corp	955,900	25,104,793
		209,193,692
Financials - 0.5%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	197,700	16,083,100
Financial Services - 0.3%
ECN Capital Corp	9,967,607	21,868,884
TOTAL FINANCIALS		37,951,984

Industrials - 1.0%
Ground Transportation - 0.3%
TFI International Inc	285,300	24,811,381
Machinery - 0.7%
ATS Corp (b)(c)	785,800	23,847,351
NFI Group Inc (c)	2,381,800	32,832,261
		56,679,612
TOTAL INDUSTRIALS		81,490,993

Materials - 0.9%
Chemicals - 0.5%
Methanex Corp (United States)	984,319	32,915,627
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States)	2,070,300	11,076,105
Paper & Forest Products - 0.3%
Interfor Corp (c)(d)	3,035,813	27,299,531
TOTAL MATERIALS		71,291,263

TOTAL CANADA		442,156,310
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	615,300	10,146,506
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	2,229,800	41,694,054
TOTAL FRANCE		51,840,560
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	174,700	18,780,250
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (c)	324,600	37,581,790
TOTAL GERMANY		56,362,040
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	2,781,605	35,287,960
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	1,972,600	30,476,670
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	6,510,900	18,230,520
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,968,000	14,561,986
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	1,881,000	35,918,162
PUERTO RICO - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	1,595,600	11,392,584
Financials - 0.6%
Banks - 0.6%
Popular Inc	423,231	48,493,808
TOTAL PUERTO RICO		59,886,392
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (e)(f)	654,200	23,143,764
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG	552,580	20,708,569
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	767,400	12,923,016
Financials - 0.0%
Capital Markets - 0.0%
Petershill Partners PLC (e)(f)	3,218,390	9,988,362
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	1,521,323	37,291,041
TOTAL UNITED KINGDOM		60,202,419
UNITED STATES - 87.1%
Communication Services - 1.4%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (c)	2,498,800	27,062,004
Media - 1.1%
EchoStar Corp (g)	656,400	21,392,076
Nexstar Media Group Inc (b)	249,900	46,758,789
Thryv Holdings Inc (c)	1,712,693	22,539,040
		90,689,905
TOTAL COMMUNICATION SERVICES		117,751,909

Consumer Discretionary - 10.1%
Automobile Components - 0.5%
Patrick Industries Inc	403,159	39,203,181
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (c)	950,700	42,610,374
Household Durables - 3.0%
Mohawk Industries Inc (c)	318,100	36,425,631
Newell Brands Inc	5,546,600	31,116,426
PulteGroup Inc	405,800	45,822,936
Somnigroup International Inc	606,200	43,876,756
TopBuild Corp (c)	147,400	54,601,382
Whirlpool Corp (b)	386,200	32,070,048
		243,913,179
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares	725,657	36,691,346
Brunswick Corp/DE	538,400	31,383,336
Hasbro Inc	677,400	50,913,384
YETI Holdings Inc (c)	817,200	30,023,928
		149,011,994
Specialty Retail - 3.1%
Academy Sports & Outdoors Inc	418,379	21,249,469
Bath & Body Works Inc	1,585,100	45,904,497
Gap Inc/The	1,013,609	19,724,831
Lithia Motors Inc Class A	157,100	45,244,800
Penske Automotive Group Inc	212,000	35,490,920
Signet Jewelers Ltd	491,677	38,891,651
Upbound Group Inc	1,946,774	40,171,681
		246,677,849
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (c)	1,916,400	34,859,316
PVH Corp	503,700	36,981,654
Samsonite Group SA (e)(f)	13,199,400	26,922,943
		98,763,913
TOTAL CONSUMER DISCRETIONARY		820,180,490

Consumer Staples - 4.6%
Beverages - 1.7%
Constellation Brands Inc Class A	281,900	47,088,576
Keurig Dr Pepper Inc	1,294,300	42,258,895
Primo Brands Corp Class A	1,809,900	49,971,339
		139,318,810
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree Inc (c)	295,000	33,497,250
Grocery Outlet Holding Corp (b)(c)	2,530,500	33,326,685
Performance Food Group Co (c)	375,900	37,740,360
		104,564,295
Food Products - 1.6%
Bunge Global SA	623,500	49,730,360
Darling Ingredients Inc (c)	1,463,894	47,400,888
Ingredion Inc	252,700	33,240,158
		130,371,406
TOTAL CONSUMER STAPLES		374,254,511

Energy - 6.0%
Energy Equipment & Services - 1.9%
Atlas Energy Solutions Inc (b)	1,382,700	17,975,100
Baker Hughes Co Class A	441,800	19,903,090
Expro Group Holdings NV (c)	3,566,700	38,449,026
Kodiak Gas Services Inc	535,191	17,302,725
Tenaris SA	1,475,900	25,776,859
Weatherford International PLC	608,711	34,422,607
		153,829,407
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp (c)	292,862	10,229,670
Cheniere Energy Inc	114,938	27,111,575
Core Natural Resources Inc	616,549	45,507,482
Delek US Holdings Inc	1,415,000	31,653,550
Diamondback Energy Inc	116,184	17,271,913
Energy Transfer LP	1,842,397	33,236,842
Kinder Morgan Inc	799,500	22,433,970
Phillips 66	579,721	71,641,922
Range Resources Corp	381,386	14,004,494
Targa Resources Corp (b)	258,813	43,069,071
Valero Energy Corp	141,600	19,443,096
		335,603,585
TOTAL ENERGY		489,432,992

Financials - 13.6%
Banks - 2.4%
East West Bancorp Inc	402,566	40,357,242
First Citizens BancShares Inc/NC Class A	26,392	52,645,706
First Citizens BancShares Inc/NC Class B	5,600	9,508,800
KeyCorp	2,076,500	37,210,880
Webster Financial Corp	669,900	38,619,735
Western Alliance Bancorp	240,100	18,622,155
		196,964,518
Capital Markets - 2.4%
Ameriprise Financial Inc	72,300	37,465,137
BGC Group Inc Class A	4,011,800	37,189,386
LPL Financial Holdings Inc	78,300	30,985,659
Raymond James Financial Inc	257,900	43,102,827
State Street Corp	409,100	45,716,925
		194,459,934
Consumer Finance - 2.0%
Ally Financial Inc	1,016,000	38,455,600
OneMain Holdings Inc	962,280	55,610,161
PROG Holdings Inc	832,289	26,500,082
SLM Corp	1,233,842	39,236,176
		159,802,019
Financial Services - 3.7%
Apollo Global Management Inc	341,102	49,568,944
Block Inc Class A (c)	279,700	21,609,622
Global Payments Inc	504,900	40,366,755
Mr Cooper Group Inc (c)	222,800	34,694,416
NCR Atleos Corp (c)	1,105,150	33,817,590
PennyMac Financial Services Inc	351,300	32,720,082
Voya Financial Inc	518,600	36,302,000
WEX Inc (c)	285,300	48,409,704
		297,489,113
Insurance - 3.1%
Ambac Financial Group Inc/Old (c)	1,423,259	11,955,375
Assurant Inc	163,479	30,619,617
First American Financial Corp	677,100	40,659,855
Hartford Insurance Group Inc/The	286,100	35,587,979
Primerica Inc	136,643	36,296,480
Reinsurance Group of America Inc	279,815	53,850,397
The Travelers Companies, Inc.	150,500	39,166,120
		248,135,823
TOTAL FINANCIALS		1,096,851,407

Health Care - 9.4%
Biotechnology - 0.4%
Exact Sciences Corp (c)	123,930	5,818,514
Insmed Inc (c)	19,124	2,051,623
Legend Biotech Corp ADR (c)	57,224	2,235,742
Moderna Inc (c)	636,800	18,823,808
MoonLake Immunotherapeutics Class A (c)	13,700	691,027
United Therapeutics Corp (c)	10,273	2,821,993
Viking Therapeutics Inc (c)	61,145	1,991,492
		34,434,199
Health Care Equipment & Supplies - 2.3%
Align Technology Inc (c)	19,800	2,554,398
Baxter International Inc	707,500	15,395,200
Cooper Cos Inc/The (c)	104,698	7,401,102
GE HealthCare Technologies Inc	181,939	12,975,889
Globus Medical Inc Class A (b)(c)	33,079	1,740,948
Hologic Inc (c)	29,883	1,996,782
Lantheus Holdings Inc (b)(c)	666,497	47,447,921
PROCEPT BioRobotics Corp (c)	20,100	975,051
QuidelOrtho Corp (c)	1,860,100	42,819,502
ResMed Inc	18,302	4,977,046
Solventum Corp (c)	478,411	34,139,409
STERIS PLC	23,329	5,283,785
Zimmer Biomet Holdings Inc	61,506	5,637,025
		183,344,058
Health Care Providers & Services - 3.9%
Acadia Healthcare Co Inc (c)	2,357,400	51,320,599
AdaptHealth Corp (c)	5,144,498	46,146,147
BrightSpring Health Services Inc (c)	1,973,305	40,748,748
Cencora Inc	45,923	13,137,652
Centene Corp (c)	1,066,033	27,791,480
CVS Health Corp	666,300	41,377,230
Encompass Health Corp	64,035	7,050,894
Henry Schein Inc (c)	31,919	2,159,320
Humana Inc	33,578	8,390,135
Molina Healthcare Inc (c)	221,575	34,980,045
PACS Group Inc (c)	2,199,400	24,325,364
Quest Diagnostics Inc	64,134	10,736,673
Surgery Partners Inc (c)	122,496	2,688,787
Tenet Healthcare Corp (c)	33,714	5,437,394
		316,290,468
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc (b)	89,611	10,288,239
Avantor Inc (b)(c)	240,735	3,235,478
Bruker Corp	9,200	353,556
Fortrea Holdings Inc (c)	2,827,100	16,227,554
ICON PLC (c)	204,900	34,667,031
Illumina Inc (c)	32,442	3,332,118
IQVIA Holdings Inc (c)	236,350	43,928,011
Revvity Inc (b)	62,041	5,453,404
		117,485,391
Pharmaceuticals - 1.4%
Elanco Animal Health Inc (c)	2,486,355	34,013,336
GSK PLC ADR	434,800	16,152,820
Jazz Pharmaceuticals PLC (c)	270,685	31,028,622
Royalty Pharma PLC Class A	144,197	5,306,450
Viatris Inc	3,367,800	29,434,572
		115,935,800
TOTAL HEALTH CARE		767,489,916

Industrials - 18.6%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries Inc	53,600	14,946,896
Air Freight & Logistics - 1.2%
FedEx Corp	134,600	30,081,754
Forward Air Corp Class A (b)(c)	587,700	17,860,203
GXO Logistics Inc (c)	1,010,800	50,246,868
		98,188,825
Building Products - 1.7%
Builders FirstSource Inc (c)	389,350	49,498,066
Masterbrand Inc (c)	2,644,800	29,172,144
Tecnoglass Inc	382,800	29,869,884
UFP Industries Inc	284,700	27,900,600
		136,440,694
Commercial Services & Supplies - 2.2%
Brink's Co/The	420,300	36,709,002
Driven Brands Holdings Inc (c)	2,013,500	34,028,150
GEO Group Inc/The (c)	721,600	18,703,872
HNI Corp	736,061	37,862,978
MillerKnoll Inc	1,402,600	26,621,348
Vestis Corp	4,258,400	25,805,904
		179,731,254
Construction & Engineering - 1.1%
Centuri Holdings Inc (c)	1,118,953	24,393,175
Fluor Corp (c)	465,900	26,449,143
WillScot Holdings Corp	1,282,100	37,629,635
		88,471,953
Electrical Equipment - 1.0%
Acuity Inc	111,000	34,559,850
Regal Rexnord Corp	327,556	50,076,761
		84,636,611
Ground Transportation - 1.7%
Ryder System Inc	251,070	44,617,650
Saia Inc (c)	112,500	34,002,000
U-Haul Holding Co Class N	695,425	36,162,100
XPO Inc (c)	228,000	27,426,120
		142,207,870
Machinery - 4.6%
Allison Transmission Holdings Inc	527,929	47,550,565
CNH Industrial NV Class A	3,148,800	40,808,448
Cummins Inc	155,100	57,017,862
Flowserve Corp	441,900	24,764,076
Gates Industrial Corp PLC (c)	2,037,000	50,517,600
Oshkosh Corp	441,000	55,799,730
PACCAR Inc	199,600	19,712,496
Terex Corp	865,000	43,993,900
Timken Co/The	365,396	27,802,982
		367,967,659
Passenger Airlines - 0.3%
Delta Air Lines Inc	455,500	24,237,155
Professional Services - 3.0%
Amentum Holdings Inc	2,069,000	51,662,930
Concentrix Corp (b)	683,200	35,505,904
First Advantage Corp (b)(c)	2,562,300	44,302,167
Genpact Ltd	669,300	29,482,665
KBR Inc	847,435	39,609,112
Leidos Holdings Inc	127,600	20,371,340
Maximus Inc	195,287	14,423,898
		235,358,016
Trading Companies & Distributors - 1.6%
Herc Holdings Inc (b)	389,200	45,462,452
McGrath RentCorp	278,200	34,716,578
Wesco International Inc	238,600	49,380,656
		129,559,686
TOTAL INDUSTRIALS		1,501,746,619

Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc (c)	452,700	52,513,200
Avnet Inc	751,300	39,773,822
Crane NXT Co (b)	835,200	49,560,768
Insight Enterprises Inc (c)	161,600	19,162,528
		161,010,318
IT Services - 0.1%
ASGN Inc (c)	290,600	14,570,684
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (c)	357,600	62,483,448
ON Semiconductor Corp (c)	1,035,720	58,373,179
		120,856,627
Software - 0.5%
NCR Voyix Corp (b)(c)	2,761,500	37,611,630
Technology Hardware, Storage & Peripherals - 1.1%
Sandisk Corp/DE	304,311	13,061,028
Western Digital Corp	944,300	74,306,967
		87,367,995
TOTAL INFORMATION TECHNOLOGY		421,417,254

Materials - 6.0%
Chemicals - 1.6%
Air Products and Chemicals Inc	22,400	6,448,512
Avient Corp (b)	152,500	4,814,425
Axalta Coating Systems Ltd (c)	158,200	4,480,224
Corteva Inc	294,051	21,209,899
Ingevity Corp (c)	568,191	23,744,702
Minerals Technologies Inc	46,700	2,715,604
Mosaic Co/The	658,300	23,705,383
RPM International Inc	75,600	8,876,196
Westlake Corp (b)	458,415	36,352,310
		132,347,255
Construction Materials - 0.9%
GCC SAB de CV	1,324,800	12,379,313
James Hardie Industries PLC ADR (c)	1,610,439	41,774,788
Martin Marietta Materials Inc	37,553	21,588,469
		75,742,570
Containers & Packaging - 1.8%
International Paper Co	909,093	42,491,007
O-I Glass Inc (c)	1,856,084	24,147,652
Smurfit WestRock PLC	1,649,636	73,210,846
		139,849,505
Metals & Mining - 1.6%
Constellium SE (c)	4,581,139	62,807,416
Reliance Inc	179,000	51,933,270
Steel Dynamics Inc	141,777	18,085,074
		132,825,760
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	120,450	10,889,884
TOTAL MATERIALS		491,654,974

Real Estate - 6.2%
Health Care REITs - 1.7%
American Healthcare REIT Inc	1,218,500	47,082,840
Ventas Inc	929,200	62,423,656
Welltower Inc	189,900	31,346,793
		140,853,289
Industrial REITs - 1.3%
Americold Realty Trust Inc	2,063,500	33,181,080
EastGroup Properties Inc	189,500	30,933,980
Prologis Inc	246,702	26,342,840
Rexford Industrial Realty Inc	506,200	18,491,486
		108,949,386
Real Estate Management & Development - 1.1%
Compass Inc Class A (c)	5,664,600	44,976,924
Jones Lang LaSalle Inc (c)	154,700	41,824,692
		86,801,616
Residential REITs - 0.6%
Sun Communities Inc	400,800	49,711,223
Specialized REITs - 1.5%
CubeSmart	308,100	11,988,171
Iron Mountain Inc	450,400	43,850,944
Lamar Advertising Co Class A	185,000	22,616,250
Outfront Media Inc	2,398,135	42,039,307
		120,494,672
TOTAL REAL ESTATE		506,810,186

Utilities - 6.0%
Electric Utilities - 3.2%
Constellation Energy Corp	142,297	49,496,588
Evergy Inc	531,600	37,637,280
Eversource Energy	1,223,000	80,840,300
PG&E Corp	6,292,600	88,222,252
		256,196,420
Gas Utilities - 0.7%
UGI Corp	1,771,044	64,076,372
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	4,970,600	65,363,390
Vistra Corp	155,600	32,448,824
		97,812,214
Multi-Utilities - 0.9%
Sempra	869,900	71,053,432
TOTAL UTILITIES		489,138,438

TOTAL UNITED STATES		7,076,728,696
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	3,955,431	66,485,268
TOTAL COMMON STOCKS (Cost $6,879,362,074)		8,028,651,087

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/30/2025 (i)	4.28	1,980,000	1,959,014
US Treasury Bills 0% 9/11/2025 (i)	4.30	3,400,000	3,383,398
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,342,568)			5,342,412

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	95,489,452	95,508,549
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	201,665,351	201,685,518
TOTAL MONEY MARKET FUNDS (Cost $297,193,778)			297,194,067

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $7,181,898,420)	8,331,187,566
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(201,487,642)
NET ASSETS - 100.0%	8,129,699,924

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	221	Sep 2025	69,948,710	(1,493,179)	(1,493,179)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Affiliated company
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,055,069 or 0.7% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,055,069 or 0.7% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,392,076 or 0.3% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,342,412.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $9,753,450.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	18,405,456

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,191,791	1,914,826,719	1,933,509,961	2,491,421	-	-	95,508,549	95,489,452	0.2%
Fidelity Securities Lending Cash Central Fund	145,209,166	1,252,147,551	1,195,671,199	448,575	-	-	201,685,518	201,665,351	0.7%
Total	259,400,957	3,166,974,270	3,129,181,160	2,939,996	-	-	297,194,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Interfor Corp	47,174,763	-	4,203,534	-	(1,901,284)	(13,770,414)	27,299,531	3,035,813
Total	47,174,763	-	4,203,534	-	(1,901,284)	(13,770,414)	27,299,531

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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